UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01553

Selected Special Shares, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC.
MARCH 31, 2005 (Unaudited)


Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (96.40%)

   AUTOMOTIVE - (8.06%)
        24,000      Advance Auto Parts, Inc.*.......................................................... $     1,210,800
       227,000      AutoNation, Inc.*..................................................................       4,299,380
        40,100      AutoZone, Inc.*....................................................................       3,436,570
                                                                                                        ---------------
                                                                                                              8,946,750
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (4.04%)
        45,400      Commerce Bancorp, Inc. ............................................................       1,474,138
        49,800      Golden West Financial Corp. .......................................................       3,012,900
                                                                                                        ---------------
                                                                                                              4,487,038
                                                                                                        ---------------
   BUILDING & HEAVY CONSTRUCTION - (0.02%)
           600      Tae Young Corp. ...................................................................          24,225
                                                                                                        ---------------
   BUILDING RESIDENTIAL/COMMERCIAL - (2.71%)
        38,200      Toll Brothers, Inc.*...............................................................       3,012,070
                                                                                                        ---------------
   BUSINESS SERVICES - (1.70%)
        10,200      D&B Corp.*.........................................................................         626,790
        43,600      Iron Mountain Inc.*................................................................       1,257,424
                                                                                                        ---------------
                                                                                                              1,884,214
                                                                                                        ---------------
   CHEMICALS - (3.74%)
        63,600      Huntsman Corp.*....................................................................       1,483,152
        43,600      Sigma-Aldrich Corp. ...............................................................       2,670,064
                                                                                                        ---------------
                                                                                                              4,153,216
                                                                                                        ---------------
   COMMERCIAL SERVICES - (2.00%)
       164,600      ServiceMaster Co. .................................................................       2,222,100
                                                                                                        ---------------
   CONSUMER PRODUCTS - (0.60%)
         2,800      Amorepacific Corp. ................................................................         670,015
                                                                                                        ---------------
   DISCOUNT RETAILER - (1.93%)
        16,900      Costco Wholesale Corp. ............................................................         747,149
       106,000      99 Cents Only Stores*..............................................................       1,396,020
                                                                                                        ---------------
                                                                                                              2,143,169
                                                                                                        ---------------
   DISTRIBUTORS - (2.25%)
        84,000      Hughes Supply, Inc. ...............................................................       2,499,000
                                                                                                        ---------------
   DIVERSIFIED - (5.83%)
        64,812      Groupe Bruxelles Lambert S.A. .....................................................       5,910,514
         6,970      Nong Shim Holdings Co., Ltd. ......................................................         562,816
                                                                                                        ---------------
                                                                                                              6,473,330
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.44%)
       520,000      Rentokil Initial PLC...............................................................       1,591,924
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (3.14%)
       103,000      Tyco International Ltd. ...........................................................       3,481,400
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
MARCH 31, 2005 (Unaudited)


Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   ELECTRONICS - (4.97%)
        75,300      Agilent Technologies, Inc.*........................................................ $     1,671,660
        51,100      Garmin Ltd. .......................................................................       2,365,930
        62,900      Molex Inc., Class A................................................................       1,481,295
                                                                                                        ---------------
                                                                                                              5,518,885
                                                                                                        ---------------
   ENERGY - (5.68%)
        68,000      Calpine Corp.*.....................................................................         190,400
       106,700      Sempra Energy......................................................................       4,250,928
        36,100      Transocean Inc.*...................................................................       1,857,706
                                                                                                        ---------------
                                                                                                              6,299,034
                                                                                                        ---------------
   FINANCIAL SERVICES - (0.87%)
        80,500      E*TRADE Financial Corp.*...........................................................         966,000
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (2.43%)
        32,125      Heineken Holding NV, Class A.......................................................         992,368
           900      Lotte Chilsung Beverage Co., Ltd. .................................................         891,581
         1,200      Lotte Confectionery Co., Ltd. .....................................................         816,544
                                                                                                        ---------------
                                                                                                              2,700,493
                                                                                                        ---------------
   HEALTH CARE - (8.23%)
        18,000      AmerisourceBergen Corp. ...........................................................       1,031,220
        56,400      Cardinal Health, Inc. .............................................................       3,147,120
        22,380      Fisher Scientific International Inc.*..............................................       1,273,870
        35,600      IDEXX Laboratories, Inc.*..........................................................       1,924,180
        39,900      Lincare Holdings Inc.*.............................................................       1,763,181
                                                                                                        ---------------
                                                                                                              9,139,571
                                                                                                        ---------------
   INDUSTRIAL - (1.23%)
        26,200      Sealed Air Corp.*..................................................................       1,360,828
                                                                                                        ---------------
   INFORMATION/INFORMATION PROCESSING - (2.58%)
       105,900      Reynolds & Reynolds Co., Class A...................................................       2,865,654
                                                                                                        ---------------
   INSURANCE BROKERS - (2.55%)
         7,000      Brown & Brown, Inc. ...............................................................         322,630
        82,500      Marsh & McLennan Cos, Inc. ........................................................       2,509,650
                                                                                                        ---------------
                                                                                                              2,832,280
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.35%)
         1,100      Julius Baer Holding, Ltd. AG.......................................................         381,443
                                                                                                        ---------------
   LIFE INSURANCE - (0.68%)
        20,300      AFLAC Inc. ........................................................................         756,378
                                                                                                        ---------------
   MACHINERY - (2.70%)
       136,100      Robbins & Myers, Inc. .............................................................       2,995,561
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
MARCH 31, 2005 (Unaudited)


Shares                                           Security                                                     Value
=======================================================================================================================
COMMON STOCK - (Continued)

   MANUFACTURING - (3.00%)
        52,430      Hunter Douglas NV.................................................................. $     2,642,481
         8,100      Mohawk Industries, Inc.*...........................................................         682,830
                                                                                                        ---------------
                                                                                                              3,325,311
                                                                                                        ---------------
   MEDIA - (6.70%)
        67,800      Lagardere S.C.A. ..................................................................       5,132,728
        40,500      WPP Group PLC, ADR.................................................................       2,297,565
                                                                                                        ---------------
                                                                                                              7,430,293
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (0.90%)
        13,485      Cincinnati Financial Corp. ........................................................         588,081
         1,200      Markel Corp.*......................................................................         414,252
                                                                                                        ---------------
                                                                                                              1,002,333
                                                                                                        ---------------
   REINSURANCE - (2.62%)
         9,000      Everest Re Group, Ltd. ............................................................         765,990
        32,375      Transatlantic Holdings, Inc. ......................................................       2,143,872
                                                                                                        ---------------
                                                                                                              2,909,862
                                                                                                        ---------------
   RETAILING - (9.89%)
        93,400      Office Depot, Inc.*................................................................       2,071,612
        40,900      Sears Holdings Corp.*..............................................................       5,453,606
       100,000      Tiffany & Co. .....................................................................       3,452,000
                                                                                                        ---------------
                                                                                                             10,977,218
                                                                                                        ---------------
   TECHNOLOGY - (1.03%)
       556,164      Compal Electronics, Inc. ..........................................................         507,513
         8,000      Lexmark International, Inc., Class A*..............................................         639,760
                                                                                                        ---------------
                                                                                                              1,147,273
                                                                                                        ---------------
   TELECOMMUNICATIONS - (2.53%)
       619,300      Covad Communications Group, Inc.*..................................................         740,063
        47,500      Nokia Oyj, ADR.....................................................................         732,925
        23,500      SK Telecom Co., Ltd., ADR..........................................................         463,420
        49,300      Telewest Global, Inc.*.............................................................         875,075
                                                                                                        ---------------
                                                                                                              2,811,483
                                                                                                        ---------------

                             Total Common Stock - (identified cost $84,482,943)........................     107,008,351
                                                                                                        ---------------

SELECTED FUNDS
SCHEDULE OF INVESTMENTS
SELECTED SPECIAL SHARES, INC. - (Continued)
MARCH 31, 2005 (Unaudited)


Principal                                        Security                                                     Value
=======================================================================================================================
SHORT TERM INVESTMENTS - (4.41%)

   FANNIE MAE - (0.44%)
$      490,000      2.74%, 05/04/05 - (identified cost $488,769) - (b)................................. $       488,769


   REPURCHASE AGREEMENTS - (3.97%)
     1,075,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,075,086
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,096,500).................................................       1,075,000
     1,075,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,075,086
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,096,500).................................................       1,075,000
     1,194,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $1,194,097
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,217,880).................................................       1,194,000
     1,067,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,067,086
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,088,340).................................................       1,067,000
                                                                                                        ---------------

                            Total Repurchase Agreements - (identified cost $4,411,000).................       4,411,000
                                                                                                        ---------------

                        Total Short Term Investments - (identified cost $4,899,769)....................       4,899,769
                                                                                                        ---------------

                        Total Investments - (100.81%) - (identified cost $89,382,712) - (a)............     111,908,120
                        Liabilities Less Other Assets - (0.81%)........................................        (903,354)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   111,004,766
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $89,817,314. At March 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    24,521,087
                        Unrealized depreciation........................................................      (2,430,281)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    22,090,806
                                                                                                        ===============

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

Contracts                                                                                           Premium
Subject to Put           Puts                   Expiration Date Exercise Price  Value               Received
-----------------------------------------------------------------------------------------------------------------------
(48)                     Sears Holdings Corp.   01/20/07        $100.00         $(48,480)           $(97,233)

For information regarding the Fund's policy regarding valuation of investments, option activity, and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 27, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  May 27, 2005